Pension schemes - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 35
United Kingdom
Disclosure of defined benefit plans
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Liability for guarantee in respect of pension scheme liabilities	£ 0
Estimate of contributions expected to be paid to plan for next annual reporting period, pension deficit funding	26
United Kingdom | 2024
Disclosure of defined benefit plans
Deficit funding contributions	£ 26
United States
Disclosure of defined benefit plans
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Period for additional contributions	7 years
Percentage of funded status	100.00%